Segment Information and Geographic Data - Summarized financial information by segment (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Net revenue	$ 216,372	$ 465,208	$ 546,191	$ 858,370	$ 1,087,783
Adjusted EBITDA	(6,683)	109,775	113,776	195,649	292,046
Legacy Business
Segment Reporting Information [Line Items]
Net revenue	192,025	433,215	506,437	838,627	1,077,731
Adjusted EBITDA	(8,940)	106,133	109,074	197,887	289,765
Digital Business
Segment Reporting Information [Line Items]
Net revenue	24,347	31,993	39,754	19,743	10,052
Adjusted EBITDA	$ 2,257	$ 3,642	$ 4,702	$ (2,238)	$ 2,281